Leases - Reconciliation of Remaining Equipment Finance Lease Obligations (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
2024	$ 531
2025	579
2026	579
2027	357
2028	11
Thereafter	0
Total lease payments	2,057
Less: imputed interest	(292)
Total finance lease liabilities	1,765
Included in the consolidated balance sheet:
Current portion of lease liabilities—finance	518	$ 547
Non-current portion of lease liabilities—finance	$ 1,247	$ 1,648